                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No.  42
                                File No. 2-56846

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No.  44

                              VANGUARD INDEX TRUST
               (Exact Name of Registrant as Specified in Charter)

       Vanguard Financial Center, P.O. Box 1100,  Valley Forge, PA  19482
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code (610) 669-6000

                        Raymond J. Klapinsky, Secretary
                    Vanguard Financial Center, P.O. Box 1100
                            Valley Forge, PA  19482
                    (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering:  November 17, 1995

             It is proposed that this filing will become effective:
        __X__On November 17, 1995 pursuant to paragraph (b) of Rule 485.


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        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
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
                                         Proposed Maximum     Proposed Maximum
Title of Securities                      Amount Being         Offering Price    Aggregate Offering    Amount of
Being Registered                         Registered           Per Unit          Prices                Registration Fee
----------------                         ----------           --------          ------                ----------------
500 Portfolio                            50,000,000           $55.61(1)         $2,780,500,000        $556,100(2)
Growth Portfolio                          6,000,000           $13.55(1)            $81,300,000         $16,260(2)
Value Portfolio                           3,000,000           $14.09(1)            $42,270,000          $8,454(2)
Total Stock Market Portfolio             22,000,000           $14.60(1)           $321,200,000         $64,240(2)
Extended Market Portfolio                 5,600,000           $23.89(1)           $133,784,000         $26,757(2)
Small Capitalization Stock Portfolio      7,300,000           $18.37(1)           $134,101,000         $26,820(2)

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(1)      Net asset value on November 14, 1995 adjusted to the nearest cent.
(2)      The calculation of the amount of registration fee is made pursuant to
         Section 6(b) of the Securities Act of 1933.

                                  FACING PAGE

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                         42nd Post-Effective Amendment
             Securities of Open-End Management Investment Companies

A.       Exact name of Company as specified in Charter:
         VANGUARD INDEX TRUST

B.       Complete address of Company's principal executive offices:
         100 Vanguard Boulevard
         P.O. Box 1100
         Valley Forge, Pennsylvania  19482

C.       Name and complete address of agent for service:
         Raymond J. Klapinsky, Secretary
         Vanguard Financial Center
         P.O. Box 1100
         Valley Forge, PA  19482

D. Title and amount of securities being registered under this 42nd Post-Effective Amendment: 93,900,000 Shares of Beneficial Interest of Vanguard Index Trust with no par value

E. Proposed aggregate maximum offering price to the public of the securities being registered calculated pursuant to Rule 457 (c):
         $3,493,155,000

F.       Amount of filing fee.
         $698,631 (1)

G.       Approximate date of proposed public offering:
         It is requested that this filing become effective on November 17, 1995 pursuant to paragraph (b) of Rule 485.

----------------------
                                   PARTS A-C

         Incorporated by reference to the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 41 to registrant's Registration Statement on Form N-1A, filed on April 27, 1995, all of which remain unchanged.

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 17th day of November, 1995.

VANGUARD INDEX TRUST

By:   (Raymond J. Klapinsky)
John C. Bogle*, Chairman and Chief Executive Officer
November 17, 1995

By:   (Raymond J. Klapinsky)
John J. Brennan, President and Director
November 17, 1995

By:   (Raymond J. Klapinsky)
Barbara B. Hauptfuhrer, Director
November 17, 1995

By:   (Raymond J. Klapinsky)
Bruce K. MacLaury, Director
November 17, 1995

By:   (Raymond J. Klapinsky)
Burton G. Malkiel, Director
November 17, 1995

By:   (Raymond J. Klapinsky)
John C. Sawhill, Director
November 17, 1995

By:   (Raymond J. Klapinsky)
John C. Sawhill, Director
November 17, 1995

By:   (Raymond J. Klapinsky)
James O. Welch, Director
November 17, 1995

By:   (Raymond J. Klapinsky)
J. Lawrence Wilson, Director
November 17, 1995

By:   (Raymond J. Klapinsky)
Richard F. Hyland*, Treasurer and Principal Financial Officer and Accounting Officer November 17, 1995

*By Power of Attorney. See File Number 2-14336. January 23, 1990.
Incorporated by Reference.